UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07486

Nuveen Maryland Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       May 31

Date of reporting period: February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NMY
Nuveen Maryland Quality Municipal Income Fund
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 161.6% (99.5% of Total Investments)
	MUNICIPAL BONDS – 161.5% (99.4% of Total Investments)
	Consumer Discretionary – 3.0% (1.8% of Total Investments)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
$ 2,800	5.000%, 9/01/39	9/27 at 100.00	BBB-	$3,127,544
3,350	5.000%, 9/01/42	9/27 at 100.00	BBB-	3,730,493
1,685	5.000%, 9/01/46	9/27 at 100.00	BBB-	1,860,493
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31 (4)	5/18 at 100.00	N/R	1,200,000
9,835	Total Consumer Discretionary			9,918,530
	Consumer Staples – 6.5% (4.0% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
1,695	5.875%, 6/01/30	5/18 at 100.00	B-	1,642,947
595	5.875%, 6/01/47	5/18 at 100.00	B-	568,975
210	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	B-	209,278
13,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	5/18 at 17.74	N/R	1,892,540
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A:
1,970	5.250%, 6/01/32	5/18 at 100.00	N/R	1,969,980
2,915	5.625%, 6/01/47	4/18 at 100.00	N/R	2,856,612
2,000	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1, 5.625%, 6/01/35	No Opt. Call	BBB	2,197,100
100	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	5/18 at 100.00	B3	97,500
3,270	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/18 at 100.00	Ba1	3,086,193
2,000	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A, 5.000%, 6/01/37	4/18 at 100.00	BB+	2,005,760
1,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/29	4/18 at 100.00	BBB-	1,502,265
615	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31	5/18 at 100.00	A3	616,212
2,850	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	2,823,010
32,720	Total Consumer Staples			21,468,372

NMY	Nuveen Maryland Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 13.2% (8.1% of Total Investments)
	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary's University Inc., Series 2017A.:
$ 1,500	5.000%, 9/01/37	9/27 at 100.00	BB+	$1,583,565
3,250	5.000%, 9/01/45, 144A	9/27 at 100.00	BB+	3,407,755
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2012A, 5.000%, 7/01/34	7/22 at 100.00	A-	766,262
2,300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2017A, 5.000%, 7/01/37	7/27 at 100.00	A-	2,574,436
265	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A, 5.125%, 7/01/37	7/27 at 100.00	N/R	266,640
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2008A, 5.000%, 7/01/18	No Opt. Call	AA+	2,024,760
280	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2008A., 5.250%, 7/01/38	7/18 at 100.00	AA	283,377
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2012A:
1,145	5.000%, 7/01/30	7/22 at 100.00	AA+	1,285,262
1,050	5.000%, 7/01/37	7/22 at 100.00	AA+	1,173,081
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2013B:
500	5.000%, 7/01/38	7/23 at 100.00	AA+	561,210
4,375	4.250%, 7/01/41	7/23 at 100.00	AA+	4,589,550
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University Maryland, Series 2012A, 5.000%, 10/01/39	10/22 at 100.00	A	1,372,500
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University Maryland, Series 2014:
1,000	4.000%, 10/01/45	10/24 at 100.00	A	1,019,700
1,250	5.000%, 10/01/45	10/24 at 100.00	A	1,389,575
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2012:
1,500	5.000%, 6/01/34	6/22 at 100.00	Baa1	1,623,090
3,000	5.000%, 6/01/47	6/22 at 100.00	Baa1	3,220,110
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2016:
175	5.000%, 6/01/36	6/26 at 100.00	Baa1	195,092
2,500	4.000%, 6/01/42	6/26 at 100.00	Baa1	2,505,500
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2017:
525	5.000%, 6/01/35	6/26 at 100.00	Baa1	585,149
1,000	5.000%, 6/01/42	6/26 at 100.00	Baa1	1,097,610
745	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.000%, 7/01/40	7/19 at 100.00	BB+	753,933

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 625	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and Auxiliary Facilities, Series 2012, 5.000%, 7/01/29	7/22 at 100.00	A+	$690,087
6,000	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic Fees and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 – NPFG Insured	No Opt. Call	A+	6,317,940
3,870	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Refunding Series 2017B, 5.000%, 4/01/20	No Opt. Call	AA+	4,143,919
40,805	Total Education and Civic Organizations			43,430,103
	Energy – 0.7% (0.4% of Total Investments)
2,310	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	BB-	2,421,411
	Health Care – 38.1% (23.5% of Total Investments)
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
990	4.000%, 7/01/32	7/25 at 100.00	BBB	992,455
2,470	4.250%, 7/01/35	7/25 at 100.00	BBB	2,499,393
1,740	5.000%, 7/01/45	7/25 at 100.00	BBB	1,851,343
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B:
250	5.000%, 7/01/34	7/27 at 100.00	Baa3	272,345
4,820	5.000%, 7/01/38	7/27 at 100.00	Baa3	5,203,720
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A:
1,350	6.250%, 1/01/31	1/22 at 100.00	Baa3	1,516,941
375	6.125%, 1/01/36	1/22 at 100.00	Baa3	415,943
3,270	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46	1/27 at 100.00	Baa3	3,641,995
1,355	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health System Issue, Series 2012, 5.000%, 7/01/24	7/22 at 100.00	A	1,514,063
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Health System Issue, Refunding Series 2013, 5.000%, 7/01/38	7/23 at 100.00	A	2,153,100
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital Center, Series 2012A:
1,000	4.000%, 7/01/30	7/22 at 100.00	A1	1,039,420
1,775	5.000%, 7/01/37	7/22 at 100.00	A1	1,911,036
4,335	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital Issue, Series 2012A, 4.250%, 7/01/32	7/22 at 100.00	Baa1	4,417,235
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Health System Issue, Series 2015A, 4.000%, 5/15/40	5/25 at 100.00	AA-	2,545,475
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Health System Obligated Group Issue, Series 2011A:
500	5.000%, 5/15/25	5/21 at 100.00	AA-	548,910
500	5.000%, 5/15/26	5/21 at 100.00	AA-	548,090

NMY	Nuveen Maryland Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 3,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2016, 5.000%, 7/01/47	7/26 at 100.00	A+	$3,322,590
1,075	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2017, 5.000%, 7/01/34	7/27 at 100.00	A+	1,223,468
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015:
1,500	4.000%, 7/01/35	7/25 at 100.00	A+	1,551,990
1,125	5.000%, 7/01/40	7/25 at 100.00	A+	1,243,181
2,975	4.125%, 7/01/47	7/25 at 100.00	A+	3,036,225
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/38	2/25 at 100.00	A	2,750,675
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2017A:
5,000	5.000%, 5/15/42	5/27 at 100.00	A	5,543,950
1,000	5.000%, 5/15/45	5/27 at 100.00	A	1,106,320
2,850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2011, 5.000%, 7/01/31	7/22 at 100.00	BBB	3,041,520
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A:
90	5.000%, 7/01/36	7/26 at 100.00	BBB	98,453
1,450	5.000%, 7/01/38	7/26 at 100.00	BBB	1,576,426
585	4.000%, 7/01/42	7/26 at 100.00	BBB	573,370
7,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/45	7/24 at 100.00	A	8,058,525
4,260	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2017MD, 5.000%, 12/01/46	6/27 at 100.00	AA-	4,782,361
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2013A:
4,665	4.000%, 7/01/43	7/22 at 100.00	A	4,771,409
11,500	5.000%, 7/01/43	7/22 at 100.00	A	12,366,870
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2015, 5.000%, 7/01/35	7/25 at 100.00	A	1,115,360
5,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2017B, 5.000%, 7/01/39	7/27 at 100.00	A	6,128,485
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Taxable Series 2017D., 4.000%, 7/01/48	1/28 at 100.00	A	1,986,000
12,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/34	7/24 at 100.00	BBB	13,377,245
8,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MD, 5.000%, 12/01/40	12/21 at 100.00	AA-	8,761,920

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015:
$ 6,000	4.000%, 12/01/44	6/25 at 100.00	AA-	$6,117,360
2,000	5.000%, 12/01/44	6/25 at 100.00	AA-	2,218,820
117,055	Total Health Care			125,823,987
	Housing/Multifamily – 8.6% (5.3% of Total Investments)
1,960	Anne Arundel County, Maryland, FNMA Multifamily Housing Revenue Bonds, Glenview Gardens Apartments Project, Series 2009, 5.000%, 1/01/28 (Mandatory put 1/01/27)	1/20 at 102.00	AA+	2,068,898
	Howard County Housing Commission, Maryland, Revenue Bonds, Columbia Commons Apartments, Series 2014A:
1,500	4.000%, 6/01/34	6/24 at 100.00	A+	1,530,705
2,550	5.000%, 6/01/44	6/24 at 100.00	A+	2,724,445
1,860	Howard County Housing Commission, Maryland, Revenue Bonds, Gateway Village Apartments, Series 2016, 4.000%, 6/01/46	6/26 at 100.00	A+	1,884,719
	Howard County Housing Commission, Maryland, Revenue Bonds, The Verona at Oakland Mills Project, Series 2013:
3,000	5.000%, 10/01/28	10/23 at 100.00	A+	3,298,020
2,000	4.625%, 10/01/28	10/23 at 100.00	A+	2,147,720
2,110	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess Anne Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)	6/18 at 100.00	Aaa	2,112,321
	Maryland Economic Development Corporation, Senior Student Housing Revenue Bonds, Towson University Project, Refunding Series 2017:
1,100	5.000%, 7/01/36	7/27 at 100.00	BBB	1,213,740
470	5.000%, 7/01/37	7/21 at 100.00	BBB	499,413
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury University Project, Refunding Series 2013:
500	5.000%, 6/01/27	6/23 at 100.00	Baa3	535,640
500	5.000%, 6/01/34	6/23 at 100.00	Baa3	523,905
1,500	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt University Village, Series 2012, 5.000%, 7/01/33	7/22 at 100.00	BBB-	1,580,370
495	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland - Baltimore Project, Refunding Senior Lien Series 2015, 5.000%, 7/01/39	7/25 at 100.00	BBB-	536,293
1,215	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, Baltimore County Project, Refunding Series 2016, 3.600%, 7/01/35 – AGM Insured	5/18 at 100.00	AA	1,214,963
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016:
875	5.000%, 6/01/30 – AGM Insured	6/26 at 100.00	AA	1,003,354
240	5.000%, 6/01/31 – AGM Insured	6/26 at 100.00	AA	274,262
2,405	5.000%, 6/01/35 – AGM Insured	6/26 at 100.00	AA	2,714,644
780	5.000%, 6/01/43 – AGM Insured	6/26 at 100.00	AA	876,814

NMY	Nuveen Maryland Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$ 1,500	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development Bonds, Series 2014A, 3.875%, 7/01/39	7/24 at 100.00	Aaa	$ 1,520,565
26,560	Total Housing/Multifamily			28,260,791
	Housing/Single Family – 5.1% (3.2% of Total Investments)
680	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2017C., 3.550%, 7/01/42	1/27 at 100.00	AA+	653,140
3,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2009B, 4.750%, 9/01/39	9/18 at 100.00	Aa2	3,024,090
2,385	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2011B, 3.250%, 3/01/36	3/26 at 100.00	Aa2	2,390,009
2,365	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2014A, 4.300%, 9/01/32	9/23 at 100.00	Aa2	2,474,523
	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2014C:
3,000	3.400%, 3/01/31	3/24 at 100.00	Aa2	3,019,440
1,165	3.750%, 3/01/39	3/24 at 100.00	Aa2	1,179,376
1,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2014I, 3.450%, 12/15/31	12/24 at 100.00	Aaa	1,016,940
1,500	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2015A, 3.800%, 9/01/35	9/25 at 100.00	Aa2	1,523,505
200	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006I, 4.875%, 9/01/26 (Alternative Minimum Tax) (UB)	5/18 at 100.00	Aa2	200,274
1,500	Montgomery County Housing Opportunities Commission, Maryland, Single Family Mortgage Revenue Bonds, Series 2017A, 3.650%, 7/01/37	7/26 at 100.00	Aa2	1,504,230
16,795	Total Housing/Single Family			16,985,527
	Industrials – 1.5% (0.9% of Total Investments)
	Maryland Economic Development Corporation Economic Development Revenue Bonds, Transportation Facilities Project, Refunding Series 2017A .:
1,000	5.000%, 6/01/31	6/28 at 100.00	N/R	1,138,310
1,000	5.000%, 6/01/32	6/28 at 100.00	N/R	1,134,640
2,260	5.000%, 6/01/35	6/28 at 100.00	N/R	2,533,144
4,260	Total Industrials			4,806,094
	Long-Term Care – 6.6% (4.1% of Total Investments)
	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016:
2,220	5.000%, 1/01/37	1/26 at 100.00	A	2,494,747
1,000	3.625%, 1/01/37	1/26 at 100.00	A	1,005,050
2,050	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc., Series 2009B, 6.000%, 1/01/23	1/20 at 100.00	BBB	2,191,245
1,290	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Refunding Series 2016, 5.000%, 4/01/46	4/27 at 100.00	N/R	1,316,380

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$ 1,710	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Refunding Series 2017, 5.000%, 4/01/36	4/27 at 100.00	N/R	$1,770,517
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown Community Issue, Series 2016A:
2,125	5.000%, 1/01/36	7/26 at 100.00	A	2,412,661
4,090	5.000%, 1/01/45	7/26 at 100.00	A	4,605,340
2,480	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge Retirement Community, Series 2007, 4.750%, 7/01/34	5/18 at 100.00	A-	2,482,753
1,050	Prince George's County, Maryland, Revenue Bonds, Collington Episcopal Life Care Community Inc., Series 2017, 5.250%, 4/01/37	4/27 at 100.00	N/R	1,119,416
1,000	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Refunding Series 2017, 5.000%, 11/01/35	11/24 at 103.00	BB	1,101,490
1,000	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Series 2017A-1, 5.000%, 11/01/37	11/24 at 103.00	BB	1,098,350
200	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B, 5.000%, 11/01/47	11/24 at 103.00	BB	217,306
20,215	Total Long-Term Care			21,815,255
	Tax Obligation/General – 17.5% (10.8% of Total Investments)
	Baltimore, Maryland, General Obligation Bonds, Consolidated Public Improvements, Series 2017A:
1,000	5.000%, 10/15/32	10/27 at 100.00	AA	1,180,670
1,000	5.000%, 10/15/33	10/27 at 100.00	AA	1,176,070
1,535	Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, Refunding Series 2014A., 5.000%, 2/15/23	2/22 at 100.00	AAA	1,715,363
5,240	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2005, 0.000%, 8/01/30 – AGM Insured	No Opt. Call	AA	3,448,025
1,000	Maryland State, General Obligation Bonds, State and Local Facilities Loan, First Series 2016, 5.000%, 6/01/20	No Opt. Call	AAA	1,075,420
3,645	Maryland State, General Obligation Bonds, State and Local Facilities Loan, First Series 2017A, 5.000%, 3/15/23	No Opt. Call	AAA	4,160,731
6,000	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Refunding First Series 2017C, 5.000%, 8/01/20	No Opt. Call	AAA	6,482,580
1,500	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Second Series 2011B, 5.000%, 8/01/18	No Opt. Call	AAA	1,523,070
4,000	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Second Series 2015A-2, 5.000%, 8/01/21	No Opt. Call	AAA	4,430,320
1,715	Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2014A, 5.000%, 11/01/18	No Opt. Call	AAA	1,756,897
1,000	Montgomery County, Maryland, General Obligation Bonds, Refunding Consolidated Public Improvement Series 2015A, 5.000%, 7/01/18	No Opt. Call	AAA	1,012,310
4,930	Patterson Joint Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election Series 2009B, 0.000%, 8/01/42 – AGM Insured	No Opt. Call	AA	1,812,909

NMY	Nuveen Maryland Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2014A:
$ 3,000	4.000%, 9/01/30	9/24 at 100.00	AAA	$3,199,650
3,000	4.000%, 9/01/31	9/24 at 100.00	AAA	3,183,180
14,985	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/40 – AGM Insured	No Opt. Call	AA	5,915,628
	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Second Series 2016:
5,000	5.000%, 6/01/27	6/26 at 100.00	AAA	5,946,700
3,400	5.000%, 6/01/35	6/26 at 100.00	AAA	3,925,640
3,500	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2017, 5.000%, 6/15/25	No Opt. Call	AAA	4,143,370
7,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Capital Appreciation Series 2015, 0.000%, 8/15/50	8/25 at 35.55	Aaa	1,810,900
72,450	Total Tax Obligation/General			57,899,433
	Tax Obligation/Limited – 26.8% (16.5% of Total Investments)
990	Anne Arundel County, Maryland, Special Obligation Bonds, National Business Park - North Project, Series 2010, 6.100%, 7/01/40	7/18 at 102.00	N/R	1,014,255
1,200	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages of Dorchester & Farmington Village Projects, Series 2013, 5.000%, 7/01/32	7/23 at 100.00	A+	1,334,868
60	Baltimore, Maryland, Revenue Refunding Bonds, Convention Center, Series 1998, 5.000%, 9/01/19 – NPFG Insured	3/18 at 100.00	Baa2	60,131
	Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax Increment Financing, Series 2015:
525	5.000%, 6/15/30	6/24 at 100.00	BBB+	581,553
425	5.000%, 6/15/33	6/24 at 100.00	BBB+	465,694
	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A:
1,270	4.500%, 9/01/33	9/27 at 100.00	N/R	1,318,743
240	5.000%, 9/01/38	9/27 at 100.00	N/R	256,462
	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016:
1,895	5.000%, 6/01/36	6/26 at 100.00	N/R	1,955,602
250	5.125%, 6/01/43	6/26 at 100.00	N/R	258,732
	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation Bonds, Series 2001A:
56	5.600%, 7/01/20 – RAAI Insured	5/18 at 100.00	AA	56,182
450	5.700%, 7/01/29 – RAAI Insured	5/18 at 100.00	AA	451,498

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Fredrick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Series 2010A:
$ 5,350	5.000%, 7/01/30	7/20 at 100.00	A-	$5,733,809
2,355	5.000%, 7/01/40	7/20 at 100.00	A-	2,485,750
2,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/34	11/25 at 100.00	A	2,174,840
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
500	5.000%, 1/01/31	1/22 at 100.00	A	525,365
1,000	5.250%, 1/01/36	1/22 at 100.00	A	1,053,230
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/23	No Opt. Call	BBB+	1,115,770
280	5.000%, 12/01/24	No Opt. Call	BBB+	312,802
1,000	5.000%, 12/01/30	12/26 at 100.00	BBB+	1,107,480
2,275	5.000%, 12/01/32	12/26 at 100.00	BBB+	2,503,410
1,000	5.000%, 12/01/36	12/26 at 100.00	BBB+	1,087,930
1,420	Howard County, Maryland, Special Obligation Bonds, Annapolis Junction Town Center Project, Series 2014, 6.100%, 2/15/44	2/24 at 100.00	N/R	1,456,920
	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A:
1,500	4.125%, 2/15/34, 144A	2/26 at 100.00	N/R	1,508,565
1,400	4.375%, 2/15/39, 144A	2/26 at 100.00	N/R	1,414,490
750	4.500%, 2/15/47	2/26 at 100.00	N/R	758,482
1,260	Huntington Beach Union High School District, Orange County, California, Certificates of Participation, Capital Project, Series 2007, 0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	642,109
	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2016:
2,125	5.000%, 7/01/31	7/25 at 100.00	N/R	2,209,426
1,640	5.000%, 7/01/34	7/25 at 100.00	N/R	1,685,461
355	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017, 4.500%, 7/01/44	1/27 at 100.00	N/R	361,720
	Maryland Stadium Authority, Lease Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2016:
7,045	5.000%, 5/01/33	5/26 at 100.00	AA	8,041,867
1,000	5.000%, 5/01/35	5/26 at 100.00	AA	1,134,530
5,100	5.000%, 5/01/46	5/26 at 100.00	AA	5,723,577
	Maryland Stadium Authority, Lease Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2018A:
2,000	5.000%, 5/01/36	5/28 at 100.00	AA	2,295,200
2,000	5.000%, 5/01/36 (UB) (5)	5/28 at 100.00	AA-	2,295,200
6,250	5.000%, 5/01/47 (UB) (5)	5/28 at 100.00	AA-	7,074,313
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A, 0.000%, 12/15/32	No Opt. Call	A-	1,016,480

NMY	Nuveen Maryland Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 320	Prince George's County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46	1/26 at 100.00	N/R	$314,739
6,197	Prince George's County, Maryland, Special Obligation Bonds, National Harbor Project, Series 2005, 5.200%, 7/01/34	5/18 at 100.00	N/R	6,220,115
2,303	Prince George's County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series 2005, 5.250%, 7/01/35	7/18 at 100.00	N/R	2,318,384
1,100	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	C	1,105,445
2,100	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	5/18 at 100.00	AA	2,123,331
2,830	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/41 – NPFG Insured	No Opt. Call	Baa2	658,371
	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Refunding Series 2007CC:
765	5.500%, 7/01/28 – NPFG Insured	No Opt. Call	Baa2	760,433
2,300	5.500%, 7/01/30 – AGM Insured	No Opt. Call	AA	2,547,089
1,500	Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/30, 144A	9/25 at 100.00	A	1,584,390
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2006, 5.000%, 10/01/27 – FGIC Insured	5/18 at 100.00	Baa2	2,014,900
2,240	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A, 5.000%, 10/01/34 – AGM Insured, 144A	10/24 at 100.00	AA	2,356,480
1,035	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2009A-1, 5.000%, 10/01/29 – AGM Insured	10/19 at 100.00	AA	1,068,938
2,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	2,123,640
86,656	Total Tax Obligation/Limited			88,668,701
	Transportation – 8.3% (5.1% of Total Investments)
110	Baltimore, Maryland, Revenue Refunding Bonds, Parking System Facilities, Series 1998A, 5.250%, 7/01/21 – FGIC Insured	No Opt. Call	A1	115,338
520	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	592,493
	Maryland Economic Development Corporation, Private Activity Revenue Bonds AP, Purple Line Light Rail Project, Green Bonds, Series 2016D:
2,000	5.000%, 9/30/28 (Alternative Minimum Tax)	9/26 at 100.00	BBB+	2,289,100
1,270	5.000%, 9/30/31 (Alternative Minimum Tax)	9/26 at 100.00	BBB+	1,426,083
5,825	5.000%, 3/31/46 (Alternative Minimum Tax)	9/26 at 100.00	BBB+	6,381,521
2,200	5.000%, 3/31/51 (Alternative Minimum Tax)	9/26 at 100.00	BBB+	2,398,374
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds, Johns Hopkins Hospital, Series 2001:
1,300	5.000%, 7/01/27 – AMBAC Insured	7/18 at 100.00	N/R	1,303,770
1,000	5.000%, 7/01/34 – AMBAC Insured	7/18 at 100.00	N/R	1,002,830

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 445	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds, Johns Hopkins Medical Institutions, Series 1996, 5.500%, 7/01/26 – AMBAC Insured	5/18 at 100.00	N/R	$445,894
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
175	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB	187,448
680	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB	720,623
3,000	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	BBB	3,258,720
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
20	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	6/18 at 100.00	Baa1	21,001
70	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	6/18 at 100.00	Baa1	73,503
2,000	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Refunding Crossover Series 2017A-2, 5.000%, 7/01/33	7/27 at 100.00	AA-	2,330,440
	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2017B:
1,500	5.000%, 7/01/29	7/27 at 100.00	AA-	1,774,680
2,500	5.000%, 7/01/30	7/27 at 100.00	AA-	2,944,275
24,615	Total Transportation			27,266,093
	U.S. Guaranteed – 16.1% (9.9% of Total Investments) (6)
	Baltimore, Maryland, General Obligation Bonds, Consolidated Public Improvements, Series 2011A:
1,000	5.000%, 10/15/29 (Pre-refunded 10/15/21)	10/21 at 100.00	AA	1,114,230
1,200	5.000%, 10/15/30 (Pre-refunded 10/15/21)	10/21 at 100.00	AA	1,337,076
2,000	Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1994A, 5.000%, 7/01/24 – FGIC Insured (ETM)	No Opt. Call	AA	2,258,880
3,120	Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1998A, 5.000%, 7/01/28 – FGIC Insured (ETM)	No Opt. Call	AA	3,577,018
1,565	Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, Refunding Series 2014A., 5.000%, 2/15/23 (Pre-refunded 2/15/22)	2/22 at 100.00	N/R	1,746,352
2,230	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Second Issue Series 2008, 5.000%, 9/01/22 (Pre-refunded 9/01/18)	9/18 at 100.00	AAA	2,271,322
5,895	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa3	6,434,098
2,445	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Refunding Series 2010, 5.750%, 7/01/38 (Pre-refunded 7/01/20)	7/20 at 100.00	Baa3	2,673,216
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health System, Series 2009A, 6.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	A	1,598,985
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health System, Series 2010, 5.000%, 7/01/40 (Pre-refunded 7/01/19)	7/19 at 100.00	A	2,611,075

NMY	Nuveen Maryland Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown Community Issue, Series 2010:
$ 1,695	6.125%, 1/01/30 (Pre-refunded 1/01/21)	1/21 at 100.00	A	$1,892,891
5,070	6.250%, 1/01/45 (Pre-refunded 1/01/21)	1/21 at 100.00	A	5,679,313
3,245	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 – AMBAC Insured (ETM)	No Opt. Call	N/R	3,656,109
4,450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40 (Pre-refunded 5/15/20)	5/20 at 100.00	AA-	4,782,103
250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2008A., 5.250%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	AA	253,198
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2011:
500	5.750%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	A+	561,655
1,000	6.000%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A+	1,131,340
4,155	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2010, 5.125%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	A	4,349,205
2,110	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2009B, 5.000%, 8/15/21 (Pre-refunded 8/15/19)	8/19 at 100.00	AAA	2,216,660
1,100	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured (ETM)	No Opt. Call	Aaa	1,219,823
1,610	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured (ETM)	No Opt. Call	Baa2	1,693,833
48,640	Total U.S. Guaranteed			53,058,382
	Utilities – 1.5% (0.9% of Total Investments)
2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 4.375%, 1/01/35 (Mandatory put 7/01/22)	No Opt. Call	D	1,835,000
1,300	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,408,212
	Guam Power Authority, Revenue Bonds, Series 2014A:
600	5.000%, 10/01/39	10/24 at 100.00	AA	647,352
575	5.000%, 10/01/44	10/24 at 100.00	AA	617,941
730	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/24	5/18 at 100.00	CCC	385,075
5,205	Total Utilities			4,893,580
	Water and Sewer – 8.0% (4.9% of Total Investments)
2,480	Baltimore, Maryland, Project and Revenue Refunding Bonds, Water Projects, Series 2013B, 5.000%, 7/01/38	1/24 at 100.00	AA	2,761,653
2,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	AA	2,184,900

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Subordinate Series 2017A:
$ 6,000	5.000%, 7/01/41 (UB)	1/27 at 100.00	AA-	$6,795,240
2,000	5.000%, 7/01/46	1/27 at 100.00	AA-	2,256,900
2,000	5.000%, 7/01/46 (UB)	1/27 at 100.00	AA-	2,256,900
780	Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1994A, 5.000%, 7/01/24 – FGIC Insured	No Opt. Call	AA	831,535
2,500	Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2014A, 5.000%, 7/01/44	1/25 at 100.00	AA-	2,798,450
1,300	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35	7/24 at 100.00	A-	1,394,536
2,030	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A-	2,220,942
2,645	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	2,834,567
23,735	Total Water and Sewer			26,335,623
$ 531,856	Total Municipal Bonds (cost $519,463,968)			533,051,882

Shares	Description (1)	Value
	COMMON STOCKS – 0.1% (0.1% of Total Investments)
	Airlines – 0.1% (0.1% of Total Investments)
7,607	American Airlines Group Inc. (7)	$ 412,680
	Total Common Stocks (cost $196,066)	412,680
	Total Long-Term Investments (cost $519,660,034)	533,464,562

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.8% (0.5% of Total Investments)
	MUNICIPAL BONDS – 0.8% (0.5% of Total Investments)
	Housing/Single Family – 0.8% (0.5% of Total Investments)
$ 2,700	Maryland Community Development Administration, Department of Housing and Community Development, Variable Rate Demand Obligations, Residential Revenue Bonds, Series 2006J, 1.120%, 9/01/40 (Alternative Minimum Tax) (8)	5/18 at 100.00	VMIG-1	$ 2,700,000
$ 2,700	Total Short-Term Investments (cost $2,700,000)			2,700,000
	Total Investments (cost $522,360,034) – 162.4%			536,164,562
	Floating Rate Obligations – (3.9)%			(12,720,000)
	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (59.7)% (9)			(196,983,772)
	Other Assets Less Liabilities – 1.2%			3,749,272
	Net Asset Applicable to Common Shares – 100%			$ 330,210,062

NMY	Nuveen Maryland Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –       Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –       Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –       Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$533,051,882	$ —	$533,051,882
Common Stocks	412,680	—	—	412,680
Short-Term Investments:
Municipal Bonds	—	2,700,000	—	2,700,000
Total	$412,680	$535,751,882	$ —	$536,164,562
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of February 28, 2018.
Tax cost of investments	$509,339,451
Gross unrealized:
Appreciation	$ 17,306,615
Depreciation	(3,201,488)
Net unrealized appreciation (depreciation) of investments	$ 14,105,127

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(8)	Investment has maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(9)	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 36.7%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Maryland Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: April 27, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 27, 2018